Investment Strategy	Dec. 31, 2025
Virtus Ceredex Large-Cap Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers large-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 1000® Value Index. As of

December 31, 2025,, the market capitalization range of the companies in the Russell 1000® Value Index was $1.18 billion to $3.79 trillion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
Virtus Ceredex Mid-Cap Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index. As of December 31, 2025,, the market capitalization range of the companies in the Russell Midcap® Index was $1.18 billion to $102 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
Virtus Ceredex Small-Cap Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers small-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell 2000® Index on a rolling three-year basis. On this basis, as of December 31, 2025,, the total market capitalization range of companies included in the

Russell 2000® Index over the past three years was $43.5 thousand to $56.5 billion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
Virtus Seix Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in various types of income-producing debt instruments including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These investments will be chosen from the broad universe of available fixed income instruments rated investment grade, or unrated securities that the subadviser believes are of comparable quality.

There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual assets in which the fund may invest. The subadviser may retain investments if the rating of the instrument falls below investment grade if the subadviser deems retention of the investment to be in the best interest of the fund. Such instruments are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in instruments that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more. In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4-6 years. As of December 31, 2025,, the duration of the Bloomberg U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters, and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The fund may count the market value of certain derivatives with investment grade fixed income characteristics and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities.
Virtus Seix Floating Rate High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt instruments, including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are generally floating, not fixed, and are tied to a benchmark lending rate or set at a specified floor, whichever is higher.

The fund invests all or substantially all of its assets in first- and second-lien senior floating rate loans, or debt instruments that are rated below investment grade by Moody’s and Standard & Poor’s (sometimes referred to as “junk bonds”) or in comparable unrated instruments. The fund may also invest up to 20% of its net assets in any combination of junior debt instruments or instruments with a lien on collateral lower than a senior claim on collateral, high yield fixed-rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), and short-term investments, including money market securities and repurchase agreements. The fund may invest a portion of its assets in instruments that are restricted as to resale.

In selecting investments for purchase and sale, the subadviser will emphasize loans and instruments which are within the segment of the high yield market it has targeted, which are loans and instruments rated below investment grade or unrated loans and instruments that the subadviser believes are of comparable quality. The fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual instruments in which the fund may invest. The fund may also engage in certain hedging transactions.

In order to meet short-term liquidity needs, the fund employs a variety of techniques, such as investing in highly-liquid fixed income instruments and holding a portion of its assets in cash. Although not a principal investment strategy, the fund may, under certain market conditions, borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) for investment purposes, to meet redemption requests and for temporary, extraordinary or emergency purposes.

Some types of senior loans in which the fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the fund must have funds sufficient to cover its contractual obligation. Therefore, the fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The fund will not encumber any assets that are otherwise encumbered.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with floating rate loan or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first- and second-lien senior floating rate loans and other floating rate debt instruments.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first- and second-lien senior floating rate loans and other floating rate debt instruments, including both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics.
Virtus Seix High Grade Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The fund may invest its remaining assets in cash, cash equivalents and certain taxable debt instruments. There are no limits on the fund’s effective maturity or on the remaining maturities of individual securities in which the fund may invest. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.

The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The fund invests in securities rated investment grade by at least one nationally recognized statistical rating organization or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as treasury futures) to use as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

Virtus Seix High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests in various types of lower-rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. High-yield fixed income securities are those that are rated below investment grade or unrated securities that the subadviser believes are of comparable quality. Such securities are commonly known as “junk bonds” and present greater risks than investment grade bonds. Although the fund seeks to achieve its investment objective primarily through investment in high yield securities, the fund may invest up to 20% of its net assets in investment grade instruments.

The fund will be managed with a duration that is close to the fund’s comparative benchmark, the ICE BofA US High Yield BB-B Constrained Index, which is generally between 2 and 6 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. The fund may also invest a portion of its assets in instruments that are restricted as to resale.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities.
Virtus Seix Investment Grade Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade (BBB-/Baa3 or better) municipal bonds, the income from which is exempt from federal income tax and not subject to the federal alternative minimum tax. The issuers of these securities may be located in any U.S. state, territory or possession. The fund may invest up to 20% of its assets in securities subject to the U.S. federal income tax. The fund may also invest a portion of its net assets in certain taxable debt instruments. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the subadviser tries to manage risk as much as possible. Based on the subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the subadviser attempts to invest more of the fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels.

The subadviser also attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The subadviser anticipates that the fund’s effective maturity will range from 4 to 10 years but there is no limit on the maturities of individual securities in which the fund may invest. The fund invests in securities rated investment grade by at least one nationally recognized statistical rating organization or unrated securities that the subadviser believes are of comparable quality. The subadviser may retain securities if the rating of the security falls below investment grade and the subadviser deems retention of the security to be in the best interests of the fund.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as treasury futures) to use as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks.

Virtus Seix Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund invests in various types of income-producing debt instruments including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The fund’s investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income obligations rated investment grade, or unrated instruments that the subadviser believes are of comparable quality.

There are no limits on the fund’s average-weighted maturity or on the remaining maturities of individual instruments in which the fund may invest. The fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations (sometimes referred to as “junk bonds”). The fund may also invest a portion of its assets in instruments that are restricted as to resale. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more.

The subadviser anticipates that the fund’s modified-adjusted duration will mirror that of the Bloomberg U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Bloomberg U.S. Aggregate Bond Index is 5 years, the fund’s duration may be 4 to 6 years. As of December 31, 2025,, the duration of the Bloomberg U.S. Aggregate Bond Index was 5.98 years. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility.

In selecting investments for purchase and sale, the subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities.
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. government securities of any credit quality. These securities may include, but are not limited to, U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements and other U.S. government securities.

The fund expects to maintain an average effective duration between 3 months and 1 year. Duration measures a bond or fund’s sensitivity to interest rate or other changes (such as changes in a bond’s yield) and is expressed as a number of years or days. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if yields change by 1%. Shorter duration bonds generally result in lower expected volatility. Individual purchases will generally be limited to securities with an effective duration of less than 5 years.

In selecting securities for purchase and sale, the subadviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. The fund may use U.S. Treasury securities futures as a vehicle to adjust duration and manage its interest rate exposure.

In addition, to implement its investment strategy, the fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. Depending on market conditions the fund’s investment strategies may result in high portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.
Virtus SGA International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund will invest in securities of issuers located throughout the world. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S.

As of the date of this prospectus, the fund’s subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S. SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries, including emerging markets. From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

Virtus Silvant Large-Cap Growth Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The subadviser considers large-capitalization companies to be companies with market capitalizations generally within those of companies in the Russell 1000® Growth Index. As of December 31, 2025, the market capitalization range of the companies in the Russell 1000® Growth Index was $1.18 billion to $4.53 trillion. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

The subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes have above-average growth potential to beat expectations. The subadviser uses a “bottom-up” process based on company fundamentals.

Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark. The subadviser then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The subadviser also applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The fund is non-diversified under federal securities laws.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
Virtus Zevenbergen Innovative Growth Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”), as well as securities that are traded in the U.S. that have been issued by companies established, domiciled or operating in foreign countries. The fund may invest in companies of any size and may invest a portion of its assets in U.S. or non-U.S. issued securities of foreign companies. As a result of its investment strategy, the fund may focus its investments in one or more sectors.

The fund invests primarily in common stocks of companies that exhibit strong revenue, earnings, and/or cash flow growth characteristics. In selecting investments for purchase and sale, the subadviser uses a fundamental research approach to identify innovative companies with favorable prospects for future growth, due to their long-term product differentiation, customer demand, competitive positioning or other differentiating factors. The fund utilizes a variety of traditional and unconventional resources and techniques to identify growth “drivers” for each company and these growth drivers become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the fund’s investments. Generally the fund will hold a limited number of securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies and other U.S.-traded equity securities. The fund considers U.S.-traded equity securities to include American Depositary Receipts (“ADRs”), as well as securities that are traded in the U.